Investment in Associate	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investment in Associate
Note 13—Investment in Associate
VISEN Pharmaceuticals, or VISEN, was formed in November 2018. The Company has granted VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China, and as consideration for the granting of such rights has received a
 50% ownership of VISEN. The other investors contributed, in aggregate, $40.0 million in cash as their consideration for remaining 50% ownership.
VISEN is a private entity not listed on any public exchange, with business activities within development, manufacturing and commercialization of endocrinology rare disease therapies in Greater China. The Company’s interest in VISEN is accounted for as an associate using the equity method in the consolidated financial statements as the Company has determined that it has significant influence but not joint control.
The following table illustrates the summarized relevant financial information of VISEN:

VISEN Pharmaceuticals
Principal place of business	China
Ownership (at December 31, 2020)	50%

	2020	2019
	(EUR’000)
Statement of profit or loss
Profit / (loss) for the year from continuing operations	(19,049)	(16,226)

Total comprehensive income	(19,049)	(16,226)

Statement of financial position
Non-current assets	16,635	23,291
Current assets	20,373	32,446

Total assets	37,008	55,737

Equity	33,708	53,820
Non-current liabilities	152	250
Current liabilities	3,148	1,667

Total equity and liabilities	37,008	55,737

Company’s share of equity before eliminations	16,854	26,910
Elimination of internal profit recognized at December 31	(7,678)	(11,372)

Company’s share of equity	9,176	15,538

Investment in associate at December 31	9,176	15,538

Revenue from VISEN, recognized in the consolidated statement of profit or loss is disclosed in Note 4. Trade receivable balance with VISEN at December 31, 2020 and 2019 was €0.2 million and €0.8 million, respectively.
VISEN requires the Company’s consent to distribute dividends and incur indebtedness outside the normal course of business.
On
January 8, 2021, the Company entered into an equity investment of $12.5 million as part of
VISEN’s
$150 million Series B financing. Please refer to Note 24 regarding subsequent events.